UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09223
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Pioneer Strategic Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2014 to June 30, 2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Strategic Income Fund

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date  August 20, 2015

======================== Pioneer Strategic Income Fund =========================

BTA BANK JSC

Ticker:       BTAS           Security ID:  05574Y100
Meeting Date: NOV 03, 2014   Meeting Type: Special
Record Date:  OCT 20, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Chairman of Meeting               For       For          Management
A2    Elect Secretary of Meeting              For       For          Management
A3    Approve Meeting Holding Regulations     For       For          Management
A4    Approve Form of Voting at Meeting       For       For          Management
A5    Approve Meeting Agenda                  For       For          Management
1     Amend Regulations on Remuneration of    For       Against      Management
      Directors
2     Approve Remuneration of Director        For       Against      Management
3     Approve Changes in Composition of Vote  For       For          Management
      Counting Commission
4     Ratify Auditor                          For       Against      Management
5     I Hereby Certify that I am not a Legal  For       For          Management
      Entity or having Shareholder
      Participant, or an Individual which
      Participates in Legal Entities
      incorporated in any OffShore Zones Set
      by the Authorized Body of the Republic
      of Kazakhstan

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BTA BANK JSC

Ticker:       BTAS           Security ID:  05574Y100
Meeting Date: DEC 26, 2014   Meeting Type: Special
Record Date:  NOV 26, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Chairman of Meeting               For       For          Management
A2    Elect Secretary of Meeting              For       For          Management
A3    Approve Meeting Holding Regulations     For       For          Management
A4    Approve Form of Voting at Meeting       For       For          Management
A5    Approve Meeting Agenda                  For       For          Management
2     Approve Terms of Merger of BTA Bank     For       For          Management
      and Kazkommertsbank
3     Approve Delisting of GDRs from          For       Against      Management
      Luxembourg Stock Exchange
4     Authorize Share Repurchase Program      For       Against      Management
5     I Hereby Certify that I am not a Legal  For       For          Management
      Entity or having Shareholder
      Participant, or an Individual which
      Participates in Legal Entities
      incorporated in any OffShore Zones Set
      by the Authorized Body of the Republic
      of Kazakhstan

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HORIZON LINES, INC.

Ticker:       HRZL           Security ID:  44044K309
Meeting Date: FEB 25, 2015   Meeting Type: Special
Record Date:  JAN 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

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INVERSIONES ALSACIA S.A.

Ticker:                      Security ID:  05572UAA8
Meeting Date: OCT 10, 2014   Meeting Type: Written Consent
Record Date:  SEP 05, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management
2     Opt Out Release                         None      For          Management

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LDK SOLAR CO., LTD.

Ticker:       LDKYQ          Security ID:  50183L107
Meeting Date: JAN 22, 2015   Meeting Type: Special
Record Date:  DEC 22, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Increase Authorized Common Stock        For       For          Management
2     Approve the 2013 Annual Report          For       For          Management
3     Elect  Director Maurice Wai-fung Ngai   For       For          Management
4     Elect  Director Ceng Wang               For       For          Management
5     Elect  Director Shi Chen                For       For          Management
6     Ratify KPMG as Auditors                 For       For          Management

========== END NPX REPORT